CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 91,492	$ 42,758
Financial assets at FVTPL	7	21,287
Prepayments, other receivables and other assets	2,696	2,258
Short-term investments at amortized cost	7,000
Total current assets	101,195	66,303
Non-current assets
Property, plant and equipment	2,646	3,713
Right-of-use assets	1,154	2,162
Other intangible assets	63	89
Prepayments, other receivables and other assets	282	327
Long-term investments at amortized cost	24,849
Total non-current assets	28,994	6,291
Total assets	130,189	72,594
Current liabilities
Trade payables	14,348	13,098
Other payables and accruals	4,890	3,877
Interest-bearing bank borrowings	30,357	4,307
Lease liabilities	722	1,001
Financial liabilities at FVTPL		290,368
Total current liabilities	50,317	312,651
Non-current liabilities
Lease liabilities	469	1,236
Total non-current liabilities	469	1,236
Total liabilities	50,786	313,887
SHAREHOLDERS' (DEFICIT)/ EQUITY
Additional paid-in capital	438,707	6,415
Share option reserve	18,018	13,688
Exchange fluctuation reserve	(4,241)	(4,159)
Accumulated deficit	(373,092)	(268,221)
Total shareholders' (deficit)/equity	79,403	(241,293)
Total liabilities and shareholders' (deficit)/equity	130,189	72,594
Ordinary shares
SHAREHOLDERS' (DEFICIT)/ EQUITY
Share capital		4
Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT)/ EQUITY
Share capital	9
Class B Ordinary Shares
SHAREHOLDERS' (DEFICIT)/ EQUITY
Share capital	$ 2
Series A Preferred Shares
SHAREHOLDERS' (DEFICIT)/ EQUITY
Share capital		$ 10,980